Goodwill and Other Intangible Assets - Schedule of Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Goodwill, beginning balance	$ 930.3	$ 890.3
Goodwill acquired during period	63.4	39.9
Goodwill, ending balance	$ 993.7	930.3
HOW [Member]
Goodwill [Line Items]
Purchase price adjustment		$ 0.1